SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Mar. 31, 2016	Mar. 31, 2015
Summary Of Significant Accounting Policies [Line Items]
Net loss	$ (2,949,874)	$ (6,549,350)	$ (7,989,461)	$ (14,412,176)	$ (19,727,913)	$ (9,356,411)
Number of distributors					1	3
Equity method investment impairment					$ 0	$ 0
Capitalized costs for internal use software					530,015	115,440
Capitalized costs for software sold to customers					0	0
Adjustments to the carrying value of long-lived assets	0	$ 0	0	$ 0	0	0
Deferred revenue	$ 2,285,918		$ 2,285,918		4,013,509	658,346
Advertising expense					$ 1,485,467	$ 301,925
Goodwill fair value in excess of carrying value					91.30%	23.90%
Acquisition-related Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, weighted average useful life			5 years
Customer Lists [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, weighted average useful life			5 years		5 years
Software Development [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, weighted average useful life			5 years		5 years
Software and Software Development Costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, weighted average useful life			3 years		3 years
Trademarks [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible asset, weighted average useful life			5 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful life					3 years
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful life					5 years
Accounts Receivable [Member] | Indian Distributor One [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage of total accounts receivable					92.00%	80.00%
Building [Member]
Summary Of Significant Accounting Policies [Line Items]
Property and equipment useful life					39 years
Money-on-Mobile [Member]
Summary Of Significant Accounting Policies [Line Items]
Model used to value equity interest in acquiree, market approach, Percentage					80.00%
Precedent transaction, percent					40.00%
Precedent transaction comparable company, percent					15.00%
Precedent transaction public company, percent					25.00%
Income approach					20.00%
Discounted cash flow percent					20.00%